Asset Backed Preferred Instrument (Narrative) (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 05, 2021	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired	100.00%
Asset-backed debt instruments held	$ 1,000,000		$ 4,800,000
Origination Member Units [Member]
Disclosure of detailed information about financial instruments [line items]
Number of units exchanged for preferred instrument	3,992,629
Percentage of voting equity interests acquired	23.40%
Reduction to member units	8,680,786
Weighted average issue price	$ 2.17
Reduction in promissory note liability	$ 1,000,000
Liability at initial fair value	21,565,700		21,565,700
Reduction to accumulated deficit	$ 11,884,914
Market-based rate per annum	12.00%
Limited Partnership Units [Member]
Disclosure of detailed information about financial instruments [line items]
Number of preferred instrument issued	23,500,000
Redemption of limited partnership units	6,670,000	6,670,000
Redemption price per LP Unit		$ 0.71
Increased redemption price	$ 1.35
Fixed rate of return per annum	12.00%
Increased rate of return in any event of default	17.00%
Amount of redemption of LP unit		$ 4,735,700
Finance costs			$ 1,857,351
Limited Partnership Units [Member] | Redeemed on or Before May 1, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Redemption price per LP Unit	$ 0.71
Limited Partnership Units [Member] | Redeemed on or before June 1, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Redemption price per LP Unit	0.8809
Limited Partnership Units [Member] | Redeemed on or before September 1, 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Redemption price per LP Unit	$ 1.00
Limited Partnership Units [Member] | Redeemed no later than March 5, 2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Redemption of limited partnership units	16,830,000
Redemption price per LP Unit	$ 1.00